Long-term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Total debt outstanding as of September 30, 2013 and December 31, 2012 are as follows:

		September 30, 2013	December 31, 2012
1)	Note Payable to the WV Development Office	$155,967	$258,497
2)	Note Payable to the WVEDA	155,099	179,728
3)	Note Payable to the WVIJDC	152,935	177,894
4)	Note Payable to the WVEDA	667,128	756,217
5)	Note Payable to the WVIJDC	679,766	768,259
6)	Note Payable to the WVJITB	290,000	275,045
7)	Note Payable to the WVJITB	400,000	400,000
8)	Note Payable to the WVHTCF	128,086	191,373
9)	Note Payable to the WVEDA	177,129	196,983
10)	Capital Leases	182,439	253,519
11)	Bridge Notes	1,747,803	-
	Total	4,736,352	3,457,515
	Less: current portion	(3,037,991)	(1,374,489)
	Long-term portion	$1,698,361	$2,083,026

Total debts outstanding are as follows:

		December 31, 2012	December 31, 2011
1)	Note Payable to the WV Development Office	$258,497	$312,343
2)	Note Payable to Finance Company	-	3,343
3)	Note Payable to the WVEDA	179,728	192,559
4)	Note Payable to the WVIJDC	177,894	190,974
5)	Note Payable to the WVEDA	756,217	802,916
6)	Note Payable to the WVIJDC	768,259	814,652
7)	Note Payable to the WVJITB	275,045	-
8)	Note Payable to the WVJITB	400,000	-
9)	Note Payable to the WVHTCF	191,373	-
10)	Note Payable to the WVEDA	196,983	-
11)	Capital leases	253,519	271,050
	Total	3,457,515	2,587,837
	Less: current portion	(1,374,489)	(398,383)
	Long-term portion	$2,083,026	$2,189,454

Schedule of Maturities of Long-term Debt [Table Text Block]
Future required minimum principal repayments over the next five years are as follows:

Year ending December 31:	Future required minimum principal repayments
2012 (payment in arrears)	$17,296
2013	$698,226
2014	$2,440,570
2015	$289,917
2016	$253,577
2017	$262,002
2018 & Thereafter	$774,764

Future required minimum principal repayments over the next five years are as follows:

Year ending December 31:	Future required minimum principal repayments
2012 (payment in arrears)	$153,346
2013	1,221,143
2014	504,915
2015	287,768
2016	253,577
2017	262,002
2018 & Thereafter	774,764
Total	$3,457,515